SHARE CAPITAL (Disclosure of summary of warrants activity) (Details)			12 Months Ended
	Apr. 08, 2021 Warrants $ / shares	Jul. 06, 2020 $ / shares	Mar. 31, 2022 Warrants $ / shares	Mar. 31, 2021 Warrants $ / shares
Disclosure of classes of share capital [abstract]
Number of warrants Outstanding at beginning of period | Warrants	3,393,965		3,393,965	3,293,976
Number of warrants Granted | Warrants			867,598	1,708,337
Number of warrants Exercised | Warrants			(4,256,064)	(1,608,348)
Number of warrants Expired | Warrants			(5,499)	0
Number of warrants Outstanding at end of period | Warrants			0	3,393,965
Weighted average exercise price at beginning of period | $ / shares	$ 0.67		$ 0.67	$ 0.58
Weighted average exercise price Granted | $ / shares	$ 3	$ 0.8	3	0.8
Weighted average exercise price exercised | $ / shares			1.14	0.62
Weighted average exercise price Expired | $ / shares			3	0
Weighted average exercise price at ending of period | $ / shares			$ 0	$ 0.67